Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2.       Significant accounting policies and recent accounting pronouncements:

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2023 Annual Report. There have been no changes to the Company’s significant accounting policies in the six-month period ended June 30, 2024, except from the below update for the accounting policy for “Evaluation of purchase transactions” and the accounting policy for the recognition of convertible debt issued at a substantial premium.

Evaluation of purchase transactions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was a purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Business Combinations (Topic 805): Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contribute to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. For asset acquisitions, the net assets acquired should be measured following a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the qualifying assets acquired. Based on this, the excess amount of net assets acquired over the consideration transferred associated with asset acquisition, if any, is allocated over the value of the identifiable assets acquired. Acquisition costs associated with business combinations are expensed as incurred. Acquisition costs associated with asset acquisitions are capitalized.

Convertible debt: The fair value of the Convertible Notes assumed from Eagle exceeded its principal amount on the acquisition date. ASC 470-20-25-13 states that when convertible debt is issued at a substantial premium, there is a presumption that the premium represents paid-in capital. Paid-in capital is increased by reclassifying part of the debt proceeds to the additional paid in capital. Pursuant to the Eagle Merger, there was a new obligator to Eagle’s convertible debt, and it was treated as a deemed issuance on acquisition date which invoked the 470-20 guidance.

Furthermore, please refer below for the most recent accounting pronouncements policies in the six-month period ended June 30, 2024.

Recent Issued Accounting Pronouncements Not Yet Adopted

In March 2024, the Securities and Exchange Commission (“SEC”) adopted climate-related reporting rules, The Enhancement and Standardization of Climate-Related Disclosures for Investors (the “SEC Climate Reporting Rules”). In April 2024, the SEC voluntarily stayed the implementation of the final rules. The SEC Climate Reporting Rules, if they become effective as adopted, would require the following financial statement disclosures for Large Accelerated filers:

•        Expenditures and capitalized costs, excluding recoveries, incurred related to severe weather events and natural events are required, if such expenditures exceed defined disclosure thresholds. In addition, a description of material estimates and assumptions used to produce the financial statement disclosures are required.

•        If the use of carbon offsets or renewable energy credits (“RECs”) are a material component of the registrant’s plans to achieve climate-related targets or goals, disclosure of carbon offsets and RECs beginning and ending balances, amounts expensed, capitalized costs and losses are required to be presented in the financial statements.

The disclosures will be phased in, with the financial statement disclosures required for annual periods beginning in 2025. GHG emissions disclosures and the remaining climate risk disclosures will be required for annual periods beginning in 2026.  In the initial year of compliance, GHG emissions disclosures are required for the most recently completed fiscal year; however, if these disclosures were provided in previous SEC filings for the historic years presented, that historical disclosure is also required. The Company continues to monitor the status of the SEC Climate Reporting Rules and evaluate the additional disclosures required.